TRADE RECEIVABLES (Schedule of Composition of Trade Receivables) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade and other current receivables [abstract]
Trade (current and non-current)	₪ 1,260		₪ 1,545
Deferred interest income (note 2(n))	(27)		(32)
Allowance for doubtful accounts	(193)		(190)	₪ (169)	₪ (166)
Trade receivables, net	1,040		1,323
Current	808	[1]	990
Non - current	₪ 232	[1]	₪ 333

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.